Right of Use Assets and Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right Of Use Assets And Lease Liability
Right of Use Assets and Lease Liability

9. Right of Use Assets and Lease Liability

The Company has entered into lease agreements with various third parties. The terms of the Company’s operating leases range from 12 to 94 months. These operating leases are included in “Right of Use Assets” on the Company’s Consolidated Interim Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments is included in “Lease liability” on the Company’s Consolidated Interim Balance Sheets. Additionally, the Company has entered into various short-term operating leases with an initial term of 12 months or less. These leases are not recorded on the Company’s Consolidated Interim Balance Sheets. All operating lease expense is recognized on a straight-line basis over the lease term.

	June 30,	December 31,
	2024	2023
Right-of-use asset
Right-of-use asset, net	$1,522,773	$1,688,003

Lease liability
Current lease liability	$187,834	$183,913
Non-current lease liability	1,420,096	1,559,818
Total lease liability	$1,607,930	$1,743,731

Remaining lease term and discount rate
Weighted average remaining lease term	78 months	84 months
Discount rate used	10%	10%

Commitments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of June 30, 2024:

Remainder of 2024	$170,865
Thereafter	2,041,030
Less: imputed interest	(603,965)
Total	$1,607,930

9. Right of Use Assets and Lease Liability

The Company has entered into lease agreements with various third parties. The terms of the Company’s operating leases range from 12 to 94 months. These operating leases are included in “Right of Use Assets” on the Company’s Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are included in “Lease liability” on the Company’s Consolidated Balance Sheets. Additionally, the Company has entered into various short-term operating leases with an initial term of 12 months or less. These leases are not recorded on the Company’s Consolidated Balance Sheets. All operating lease expense is recognized on a straight-line basis over the lease term.

December 31, 2023
Right-of-use asset
Right-of-use asset, net	$1,688,003

Lease liability
Current lease liability	$183,913
Non-current lease liability	1,559,818
Total lease liability	$1,743,731

Remaining lease term and discount rate
Weighted average remaining lease term	84 months
Discount rate used	10%

Commitments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of December 31, 2023:

2024	$351,532
Thereafter	2,099,565
Less: imputed interest	(707,366)
Total	$1,743,731